Formation of joint venture - Schedule of Joint Venture Formation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 03, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Gain on deconsolidation (note 5)		$ 15,198	$ 0
HPDI Technology
Schedule of Equity Method Investments [Line Items]
Capital contributions to investments accounted for by the equity method (note 8)	$ 27,328
Total proceeds	62,949
Net assets contributed to Cespira	45,687
Other liabilities	2,064
Gain on deconsolidation (note 5)	15,198
HPDI Technology LP (a)
Schedule of Equity Method Investments [Line Items]
Carrying value	25,944
HPDI Technology AB (a)
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 9,677